Fees Summary	Apr. 27, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,253,693,959.00
Total Fee Amount	173,135.14
Total Offset Amount	0.00
Net Fee	$ 173,135.14
Offering Table N/A
Offset Table N/A	N/A